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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13f Cover Page

    Report for the Calendar Year or Quarter Ended ___ 3/31/2007 __________

If amended report check here:     [_]             Amendment Number: _____

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address          (Street)      (City)      (State)      (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-11502 __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Anthony W. Soslow           President, Director          (610)567-0320
-----------------------------------------------------------------------------
Name                              (Title)                   (Phone)

                                               /s/ Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                               Conshohocken, PA     4/10/2007
                                               ---------------------------------
                                               (Place and Date of Signing)

Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                      97
Form 13F Information Table Value Total:            $    984,393
                                                    (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

    13F File No.:   Name:               13F File No.:   Name:
    --------------  --------------      --------------  --------------
1.  28-
    --------------  --------------   6. --------------  --------------
2.
    --------------  --------------   7. --------------  --------------
3.
    --------------  --------------   8. --------------  --------------
4.
    --------------  --------------   9. --------------  --------------
5.
    --------------  --------------  10. --------------  --------------

                                   FORM 13F

                               INFORMATION TABLE

                                                                                                              PAGE 1
--------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2  ITEM 3    ITEM 4   ITEM 5         ITEM 6           ITEM 7        ITEM 8
                                                  FAIR             INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE             MARKET  SHARES OF               SHARED
                                 OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER            SOLE SHARED  NONE
NAME OF ISSUER                 CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)    MANAGERS (A)   (B)    (C)
--------------------------------------------------------------------------------------------------------------------
A.G. Edwards, Inc............. Stock  281760108   1,779     25,715 Sole                    N/A         Shared
AT&T Inc...................... Stock  00206r102   2,524     64,007 Sole                    N/A         Shared
Abercrombie & Fitch Co........ Stock    2896207   1,094     14,450 Sole                    N/A         Shared
Aeropostale, Inc.............. Stock    7865108  23,588    586,341 Sole                    N/A         Shared
Aetna, Inc.................... Stock  00817y108   1,562     35,665 Sole                    N/A         Shared
Alcoa, Inc.................... Stock   13817101   1,042     30,725 Sole                    N/A         Shared
Altera........................ Stock  021441100   3,998    200,000 Sole                    N/A         Shared
American Eagle................ Stock  02553e106  23,850    795,259 Sole                    N/A         Shared
American Financial Group...... Stock  025932104  18,445    541,849 Sole                    N/A         Shared
American Int'l Group.......... Stock  026874107   2,145     31,905 Sole                    N/A         Shared
Ametek........................ Stock  031100100  26,315    761,862 Sole                    N/A         Shared
Amphenol Corp................. Stock  032095101  22,326    345,761 Sole                    N/A         Shared
Applied Materials............. Stock  038222105   1,777     96,985 Sole                    N/A         Shared
Armor Holdings................ Stock  042260109   4,690     69,650 Sole                    N/A         Shared
Aspreva Pharmaceuticals....... Stock  04538t109   8,929    414,145 Sole                    N/A         Shared
Bank of America............... Stock  060505104   1,308     25,640 Sole                    N/A         Shared
Barr Pharmaceuticals.......... Stock  068306109   3,477     75,025 Sole                    N/A         Shared
Basic Energy Services, Inc.... Stock  06985p100  13,428    576,326 Sole                    N/A         Shared
Bear Stearns Companies........ Stock  073902108   4,511     30,000 Sole                    N/A         Shared
Bed, Bath and Beyond.......... Stock  075896100   2,410     60,000 Sole                    N/A         Shared
Benchmark Electronics......... Stock   0816H101  27,090  1,311,238 Sole                    N/A         Shared
Berkley W.R. Corp............. Stock   84423102  31,686    956,715 Sole                    N/A         Shared
CSX Corp...................... Stock  126408103   3,404     85,000 Sole                    N/A         Shared
CVS Corp...................... Stock  126650100   2,058     60,280 Sole                    N/A         Shared
Carpenter Technology.......... Stock  144285103  22,750    188,391 Sole                    N/A         Shared
Ceradyne, Inc................. Stock  156710105   1,790     32,695 Sole                    N/A         Shared
Cigna Corp.................... Stock  125509109   4,280     30,000 Sole                    N/A         Shared
Cisco Systems................. Stock  17275r102   1,592     62,340 Sole                    N/A         Shared
Columbia Sportswear Co........ Stock  198516106  12,311    197,580 Sole                    N/A         Shared
Companhia Vale do Rio......... Stock  204412209   1,382     37,365 Sole                    N/A         Shared
Coventry Healthcare........... Stock  222862104   2,806     50,060 Sole                    N/A         Shared
Cymer Inc..................... Stock  232572107  15,850    381,479 Sole                    N/A         Shared
DSL.net Inc................... Stock  262506108     135     30,000 Sole                    N/A         Shared
Dollar Tree Stores, Inc....... Stock  256747106  19,849    519,069 Sole                    N/A         Shared
Ensco International........... Stock  26874q100   1,781     32,745 Sole                    N/A         Shared
First American Corp........... Stock  318522307   2,536     50,000 Sole                    N/A         Shared
First Marblehead Corp......... Stock  320771108  21,962    489,248 Sole                    N/A         Shared
Forest Lab Inc................ Stock  345838106   4,172     81,095 Sole                    N/A         Shared
Fossil, Inc................... Stock  349882100  19,311    729,555 Sole                    N/A         Shared
Fred's Inc.................... Stock  356108100  15,271  1,038,863 Sole                    N/A         Shared
Genco Shipping & Trading Lt... Stock  Y2685T107   1,223     38,470 Sole                    N/A         Shared

                                                                                                              PAGE 2
--------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2  ITEM 3    ITEM 4   ITEM 5         ITEM 6           ITEM 7        ITEM 8
                                                  FAIR             INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE             MARKET  SHARES OF               SHARED
                                 OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER            SOLE SHARED  NONE
NAME OF ISSUER                 CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)    MANAGERS (A)   (B)    (C)
--------------------------------------------------------------------------------------------------------------------
General Dynamics.............. Stock  369550108   1,331     17,426 Sole                    N/A         Shared
General Electric.............. Stock  369604103     231      6,546 Sole                    N/A         Shared
Genesco, Inc.................. Stock  371532102  18,354    441,938 Sole                    N/A         Shared
Genworth Financial, Inc....... Stock  37247d106   2,446     70,000 Sole                    N/A         Shared
Grant Prideco Inc............. Stock  38821g101   2,118     42,500 Sole                    N/A         Shared
Hartford Financial Svcs....... Stock  416515104   1,518     15,880 Sole                    N/A         Shared
HCC Insurance Holdings, Inc... Stock  404132102  31,399  1,019,460 Sole                    N/A         Shared
Health Net, Inc............... Stock  42222G108  27,014    502,024 Sole                    N/A         Shared
Helix Energy Solutions........ Stock  42330P107   3,006     80,610 Sole                    N/A         Shared
Hercules Offshore............. Stock  427093109  16,644    633,812 Sole                    N/A         Shared
Insite Vision Inc............. Stock  457660108     657    450,000 Sole                    N/A         Shared
International Business
  Machines.................... Stock  459200101   2,082     22,085 Sole                    N/A         Shared
International Rectifier Corp.. Stock  460254105  18,284    478,522 Sole                    N/A         Shared
International Speedway Corp... Stock  460335201     226      4,380 Sole                    N/A         Shared
Johnson Controls, Inc......... Stock  478366107   6,236     65,901 Sole                    N/A         Shared
KLA-Tenecor................... Stock  482480100   4,532     85,000 Sole                    N/A         Shared
L-3 Communications............ Stock  502424104   2,624     30,000 Sole                    N/A         Shared
LAM Research Corp............. Stock  512807108  23,528    496,995 Sole                    N/A         Shared
Lincare Holdings.............. Stock  532791100  14,330    391,003 Sole                    N/A         Shared
Lincoln Electric Holdings..... Stock  533900106   3,574     60,000 Sole                    N/A         Shared
Lincoln National Corp......... Stock  534187109   4,487     66,189 Sole                    N/A         Shared
MGP Ingredients Inc........... Stock  55302G103   1,056     51,835 Sole                    N/A         Shared
MSC Industrial Direct......... Stock  553530106  16,536    354,237 Sole                    N/A         Shared
Maxim Integrated Products..... Stock   5777K101   2,940    100,000 Sole                    N/A         Shared
Nabors Industries Ltd......... Stock  G6359F103   3,274    110,350 Sole                    N/A         Shared
Navigators Group.............. Stock  638904102   2,077     41,400 Sole                    N/A         Shared
Netgear, Inc.................. Stock  64111q104  21,097    739,450 Sole                    N/A         Shared
Nike Inc. Cl. B............... Stock  654106103   1,735     16,330 Sole                    N/A         Shared
Nokia Corporation............. Stock  654902204   1,823     79,553 Sole                    N/A         Shared
Oil States Int'l.............. Stock  678026105  25,550    796,196 Sole                    N/A         Shared
Open Text Corp................ Stock  683715106  18,232    830,255 Sole                    N/A         Shared
Oshkosh Truck Corp............ Stock  688239201  24,795    467,828 Sole                    N/A         Shared
Parker-Hannifin Corp.......... Stock  701094104   3,142     36,400 Sole                    N/A         Shared
Patterson-UTI Energy.......... Stock  703481101  12,440    554,362 Sole                    N/A         Shared
Phila Con. Holding Corp....... Stock  717528103  28,026    637,097 Sole                    N/A         Shared
Portfolio Recovery Associates. Stock  73640Q105  21,941    491,398 Sole                    N/A         Shared
ProAssurance Corp............. Stock  74267c106  12,574    245,826 Sole                    N/A         Shared
Reinsurance Group Of America.. Stock  759351109  27,626    478,624 Sole                    N/A         Shared
Rent-A-Center, Inc............ Stock  76009N100  15,905    568,447 Sole                    N/A         Shared
Ruby Tuesday.................. Stock  781182100  18,336    641,131 Sole                    N/A         Shared
Scansource.................... Stock  806037107  21,414    797,851 Sole                    N/A         Shared
Sciele Pharma Inc............. Stock  808627103  12,800    540,550 Sole                    N/A         Shared
Sempra Energy................. Stock  816851109   4,775     78,620 Sole                    N/A         Shared
Sherwin Williams Co........... Stock  824348106  37,545    568,518 Sole                    N/A         Shared
Skywest, Inc.................. Stock  830879102   2,702    100,694 Sole                    N/A         Shared
Southern Copper Corp.......... Stock  84265v105   2,365     33,000 Sole                    N/A         Shared
Steel Dynamics................ Stock  858119100  22,330    516,900 Sole                    N/A         Shared

                                                                                                              PAGE 3
--------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2  ITEM 3    ITEM 4   ITEM 5         ITEM 6           ITEM 7        ITEM 8
                                                  FAIR             INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE             MARKET  SHARES OF               SHARED
                                 OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER            SOLE SHARED  NONE
NAME OF ISSUER                 CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)    MANAGERS (A)   (B)    (C)
--------------------------------------------------------------------------------------------------------------------
Tellabs....................... Stock  879664100   2,475   250,000  Sole                    N/A         Shared
Thor Industries, Inc.......... Stock  885160101   1,587    40,300  Sole                    N/A         Shared
United Technologies........... Stock  913017109   2,327    35,795  Sole                    N/A         Shared
Valero Energy Corp............ Stock  91913y100   1,391    21,565  Sole                    N/A         Shared
Wellpoint, Inc................ Stock  94973V107   2,112    26,045  Sole                    N/A         Shared
Wesco International, Inc...... Stock  95082P105  19,725   314,194  Sole                    N/A         Shared
World Acceptance Corp......... Stock  981419104  18,101   453,097  Sole                    N/A         Shared
YRC Worldwide Inc............. Stock  984249102   4,045   100,560  Sole                    N/A         Shared
Zions Bancorp................. Stock  989701107   2,536    30,000  Sole                    N/A         Shared